Stock-Based Compensation	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation

Note 9 — Stock-Based Compensation

2019 Equity Incentive Plan

In December 2019, in connection with the Business Combination, the Company’s stockholders approved the 2019 Equity Incentive Plan (the “2019 Plan”) and reserved 5,500,000 shares of common stock for issuance thereunder. The 2019 Plan became effective immediately upon the closing of the Business Combination. The maximum number of shares of common stock that may be issued pursuant to the exercise of incentive options under the 2019 Plan is 16,500,000. On April 1, 2020, the number of common shares reserved for issuance increased automatically by 4.0% of the total number of shares of common stock outstanding on the last day of the preceding month (i.e. 2,186,215 shares) in accordance with the evergreen provision of the 2019 incentive plan. As of June 30, 2020, options to purchase 1,842,958 shares of common stock and 127,200 restricted stock units (“RSUs”) have been granted under the 2019 Plan and 5,716,057 shares remained available for future grant.

2018 Equity Incentive Plan

Pursuant to the Share Exchange Agreement, upon the closing of the Business Combination, all vested or unvested outstanding options to purchase common shares of ISL under its 2018 Equity Incentive Plan (the “2018 Plan”) were automatically assumed by the Company and converted into options to purchase 4,408,287 shares of the Company’s common stock with no changes to the terms of the awards. As of the effective date of the 2019 Plan, no further stock awards have been or will be made under 2018 Plan. As of June 30, 2020, 3,395,596 stock options were outstanding under the 2018 Plan.

Stock Option Activity

A summary of the stock option activity under the Company’s equity incentive plans is as follows:

	Options Outstanding
	Number of options	Weighted- Average Exercise Price	Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Balance – March 31, 2020	3,873,888	$8.33	9.37	$28,029
Granted	1,626,478	19.57
Exercised	(23,841)	2.64
Forfeited	(11,738)	8.43
Canceled	(226,233)	7.86

Balance – June 30, 2020	5,238,554	11.87	9.15	65,514

Exercisable – June 30, 2020	819,601	$7.79	8.97	$13,569

The aggregate intrinsic value is calculated as the difference between the exercise price of all outstanding and exercisable stock options and the fair value of the Company’s common stock as of June 30, 2020. The options granted during the three months ended June 30, 2020 and 2019 had a weighted-average fair value of $13.11 and $5.19 per share, respectively, at the grant date.

The Company estimated the fair value of each option on the date of grant using the Black-Scholes option pricing model applying the weighted-average assumptions in the following table:

Three Months Ended June 30,
	2020	2019
Risk-free interest rate	0.39% – 0.44%	1.78% – 2.25%
Expected term, in years	5.56 – 6.11	5.75 – 6.11
Expected volatility	78.16% – 80.14%	74.69% – 75.03%
Expected dividend yield	— %	— %

Restricted Stock Unit Awards

A summary of RSUs activity under the Company’s equity incentive plans is as follows:

	Number of RSUs	Weighted- Average Grant Date Fair Value
Unvested as of March 31, 2020	—	$—
Issued	127,200	19.01

Unvested as of June 30, 2020	127,200	$19.01

Stock-based Compensation Expense

For the three months ended June 30, 2020 and 2019, stock-based compensation expense under the Company’s equity incentive plans was as follows (in thousands):

	Three Months Ended June 30,
	2020	2019
Research and development expenses	$419	$63
General and administrative expenses	3,499	474

Total stock-based compensation	$3,918	$537

As of June 30, 2020, total unrecognized compensation expense related to non-vested stock options and RSUs was $35.2 million and $2.3 million, respectively, which is expected to be recognized over the remaining weighted-average service period of 3.0 years and 1.9 years, respectively.

Stock-based Compensation Allocated to the Company by RSL

In relation to the RSL common share awards and options issued by RSL to employees of RSL, RSI, RSG and the Company, stock-based compensation expense of $0.1 million and $0.04 million was recorded for the three months ended June 30, 2020 and 2019, respectively, in the accompanying unaudited condensed consolidated statements of operations.

Note 10 — Stock-Based Compensation

2019 Equity Incentive Plan

In December 2019, in connection with the Business Combination, the Company’s stockholders approved the 2019 Equity Incentive Plan (the “2019 Plan”) and reserved 5,500,000 shares of common stock for issuance thereunder. The 2019 Plan became effective immediately upon the closing of the Business Combination. The number of shares of common stock reserved for issuance under the 2019 Plan will automatically increase on April 1 of each year, beginning on April 1, 2020 and continuing through April 1, 2029, by 4.0% of the total number of shares of common stock outstanding on the last day of the preceding month, or a lesser number of shares as may be determined by the board of directors. The maximum number of shares of common stock that may be issued pursuant to the exercise of incentive options under the 2019 Plan is 16,500,000. The Company’s employees, directors and consultants are eligible to receive non-qualified and incentive stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, other stock awards, and performance awards under the plan. Generally, each option will have an exercise price equal to the fair market value of the Company’s common stock on the date of grant and a ten-year contractual term. For grants of incentive stock options, if the grantee owns, or is deemed to own, 10% or more of the total voting power of the Company, then the exercise price shall be 110% of the fair market value of the Company’s common stock on the date of grant and the option will have a five-year contractual term. Options that are forfeited, canceled or have expired are available for future grants. As of March 31, 2020, options to purchase 216,480 shares of common stock had been granted under the 2019 Plan and 5,283,520 shares remained available for future grant.

2018 Equity Incentive Plan

In September 2018, ISL adopted its 2018 Equity Incentive Plan (the “2018 Plan”), under which 3,667,997 shares of common stock were reserved for grant. In July 2019, the 2018 Plan was amended and restated to increase the number of shares of common stock reserved for grant to 4,768,396. As discussed in Note 3, upon the closing of the Business Combination, the Company assumed all outstanding options, whether or not vested, under the 2018 Plan, with such options henceforth representing the right to purchase a number of shares of the Company’s common stock equal to approximately 0.48906624 multiplied by the number of shares of ISL common stock previously represented by such options. For accounting purposes, however, the Company is deemed to have assumed the 2018 Plan. The exchange of the stock options did not result in any incremental compensation expense, since there were no changes to the vesting terms of the awards. As of the effective date of the 2019 Plan, no further stock awards have been or will be made under 2018 Plan. As of March 31, 2020, 3,657,408 stock options were outstanding under the 2018 Plan.

Stock Option Activity

A summary of the stock option activity under the Company’s equity incentive plans is as follows:

	Number of options	Weighted- average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value (in thousands)
Balance – March 31, 2019	189,269	$4.12	9.64	$707
Granted	4,785,939	8.30
Forfeited	(719,051)	7.23
Canceled	(382,269)	7.86

Balance – March 31, 2020	3,873,888	8.33	9.37	28,029

Exercisable – March 31, 2020	306,735	$7.31	9.17	$2,532

The aggregate intrinsic value is calculated as the difference between the exercise price of all outstanding and exercisable stock options and the fair value of the Company’s common stock at March 31, 2020. There were no options exercised during the year ended March 31, 2020. The options granted during the year ended March 31, 2020 and 2019 had a weighted-average fair value of $5.54 and $2.76 per share, respectively at the grant date.

The Company estimated the fair value of each option on the date of grant using the Black-Scholes option pricing model applying the weighted-average assumptions in the following table:

Years Ended March 31,
	2020	2019
Risk-free interest rate	0.51% – 2.25%	2.38% – 2.97%
Expected term, in years	5.75 – 6.11	6.04 – 6.07
Expected volatility	74.69% – 77.93%	74.79% – 75.11%
Expected dividend yield	— %	— %

For the years ended March 31, 2020 and 2019, stock-based compensation expense under the Company’s equity incentive plans was as follows (in thousands):

	Years Ended March 31,
	2020	2019
Research and development expenses	$3,125	$29
General and administrative expenses	3,663	2

Total stock-based compensation	$6,788	$31

At March 31, 2020, total unrecognized compensation expense related to non-vested stock option awards was $17.3 million and is expected to be recognized over the remaining weighted-average service period of 3.1 years.

Stock-based Compensation Allocated to the Company by RSL

In relation to the RSL common share awards and options issued by RSL to employees of RSL, RSI, RSG and the Company, stock-based compensation expense of $0.2 million and $1.3 million was recorded for years ended March 31, 2020 and 2019, respectively, in the accompanying combined and consolidated statements of operations.

The RSL common share awards are valued at fair value on the date of grant and that fair value is recognized over the requisite service period. Significant judgment and estimates were used to estimate the fair value of these awards, as they are not publicly traded. RSL common share awards are subject to specified vesting schedules and requirements (a mix of time-based and performance-based events). The fair value of each RSL common share award is based on various corporate event-based considerations, including targets for RSL’s post-IPO market capitalization and future financing events. The fair value of each RSL option on the date of grant is estimated using the Black-Scholes option-pricing model.

Stock-based compensation expense is allocated to the Company over the required service period over which these RSL common share awards and RSL options would vest and is based upon the relative percentage of time utilized by RSL, RSI, and RSG employees on Company matters.